Financial instruments by category - Financial assets and financial liabilities measured at fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	$ 5,342	$ 1,585
Restricted short-term investment	98,571	0
Derivative financial liabilities	(3,057)	(1,283)
Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	134	828
Restricted short-term investment	98,571
Derivative financial liabilities	(2,800)	(1,283)
Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	5,208	757
Restricted short-term investment	0
Derivative financial liabilities	$ (257)	$ 0